Financial expenses (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial expenses

	2021	2020	2019

Financial expenses	(1,745,213)	(1,242,255)	(1,408,053)
Interest on loans and financing	(99,183)	(70,400)	(116,735)
Interest on taxes and fees	(61,745)	(43,616)	(28,396)
Swap interest	(352,029)	(45,970)	(24,604)
Interest on lease	(845,033)	(766,263)	(821,463)
Inflation adjustment (i)	(247,200)	(161,892)	(191,309)
Discounts granted	(52,509)	(33,725)	(36,047)
Other expenses	(87,514)	(120,389)	(189,499)

(i)	Substantial portion related to the inflation adjustment of lawsuits, in the amount of R$ 111,949 - see note 24 (R$ 137,379 as of December 31, 2020).